FINANCIAL INSTRUMENTS - Schedule of Offsetting Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Total asset derivatives
Gross amounts presented in the consolidated balance sheets	$ 0	$ 1,285
Gross amounts not offset in the consolidated balance sheets subject to netting agreements	0	(1,029)
Net amount	0	256
Total liability derivatives
Gross amounts presented in the consolidated balance sheets	70,188	36,167
Gross amounts not offset in the consolidated balance sheets subject to netting agreements	0	(1,029)
Net amount	$ 70,188	$ 35,138